Loan Sales And Securitizations	12 Months Ended
Dec. 31, 2011
Loan Sales And Securitizations [Abstract]
Loan Sales And Securitizations

Note 23 ❑ Loan Sales and Securitizations

Prior to 2009, FHN utilized loan sales and securitizations as a significant source of liquidity for its mortgage banking operations. Since that time FHN has focused the originations of mortgages within its regional banking footprint. FHN no longer retains financial interests in loans it transfers to third parties. During 2011, FHN transferred $.3 billion of single-family residential mortgage loans in whole loan sales resulting in $6.0 million of net pre-tax gains. During 2010, FHN transferred $.8 billion of single-family residential mortgage loans in whole loan sales resulting in $16.9 million of net pre-tax gains. Throughout 2009, FHN transferred $1.3 billion of residential mortgage loans and HELOC in whole loan sales or proprietary securitizations resulting in $16.1 million of net pre-tax gains.

During third quarter 2011, FHN transferred $187.7 million in unpaid principal balance ($126 million after consideration of partial charge-offs and associated LOCOM) of nonperforming permanent mortgages in a bulk sale resulting in $29.8 million of net pre-tax losses. The loss on sale was recognized within Provision for loan losses on the Consolidated Statements of Income.

Retained Interests

Interests retained from prior loan sales, including GSE securitizations, typically included MSR, excess interest, and principal-only strips. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches and interest- only strips are interest cash flow tranches. MSR were initially valued at fair value and the remaining retained interests were initially valued by allocating the remaining cost basis of the loan between the security or loan sold and the remaining retained interests based on their relative fair values at the time of sale or securitization.

In certain cases, FHN continues to service and receive servicing fees related to the transferred loans. In 2011 and 2010, FHN received annual servicing fees approximating .29 percent of the outstanding balance of underlying single-family residential mortgage loans and .34 percent inclusive of income related to excess interest. In 2011 and 2010, FHN received annual servicing fees approximating .50 percent of the outstanding balance of underlying loans for HELOC and home equity loans transferred. MSR related to loans transferred and serviced by FHN, as well as MSR related to loans serviced by FHN and transferred by others, are discussed further in Note 6 – Mortgage Servicing Rights. There were no additions to MSR in 2011 or 2010.

The sensitivity of the fair value of all retained or purchased MSR to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2011 and 2010, are as follows:

(Dollars in thousands except for annual cost to service)	December 31, 2011			December 31, 2010
	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC

Fair value of retained interests	$140,724	$231	$3,114	$203,812	$262	$3,245
Weighted average life (in years)	3.7	2.9	2.8	4.3	2.8	2.5
Annual prepayment rate	22.5%	26.0%	28.0%	20.1%	27.0%	31.2%
Impact on fair value of 10% adverse change	$(7,667)	$(15)	$(202)	$(10,139)	$(31)	$(249)
Impact on fair value of 20% adverse change	(14,612)	(28)	(387)	(19,420)	(59)	(476)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.6%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,728)	$(6)	$(96)	$(5,756)	$(14)	$(96)
Impact on fair value of 20% adverse change	(7,241)	(12)	(187)	(11,149)	(28)	(185)
Annual cost to service (per loan) (a)	$119	$50	$50	$121	$50	$50
Impact on fair value of 10% adverse change	(3,333)	(5)	(50)	(5,003)	(16)	(52)
Impact on fair value of 20% adverse change	(6,643)	(10)	(100)	(9,978)	(32)	(104)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(1,194)	-	-	$(2,102)	-	-
Impact on fair value of 20% adverse change	(2,388)	-	-	(4,204)	-	-

(a)	Amounts represent market participant based assumptions.

The sensitivity of the fair value of other retained interests to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2011 and 2010, are as follows:

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Excess Interest IO	Certificated PO	Excess Interest IO	Certificated PO

Fair value of retained interests	$17,852	$8,052	$26,237	$8,992
Weighted average life (in years)	3.7	3.5	4.5	5.0
Annual prepayment rate	20.2%	30.2%	17.2%	23.4%
Impact on fair value of 10% adverse change	$(831)	$(297)	$(1,159)	$(471)
Impact on fair value of 20% adverse change	(1,598)	(563)	(2,241)	(934)
Annual discount rate on residual cash flows	13.3%	20.5%	13.0%	22.5%
Impact on fair value of 10% adverse change	$(667)	$(429)	$(1,084)	$(373)
Impact on fair value of 20% adverse change	(1,281)	(849)	(2,076)	(716)

These sensitivities are hypothetical and should not be considered predictive of future performance. As the figures indicate, changes in fair value based on a 10 percent variation in assumptions cannot necessarily be extrapolated because the relationship between the change in assumption and the change in fair value may not be linear. Also, the effect on the fair value of the retained interest caused by a particular assumption variation is calculated independently from all other assumption changes. In reality, changes in one factor may result in changes in another, which might magnify or mitigate the sensitivities. Furthermore, the estimated fair values, as disclosed, should not be considered indicative of future earnings on these assets.

For the years ended December 31, 2011 and 2010, cash flows received and paid related to loan sales and securitizations were as follows:

(Dollars in thousands)	December 31
	2011	2010	2009

Proceeds from initial sales and securitizations (a)	$409,003	$837,905	$1,320,538
Servicing fees retained (b)	72,558	95,902	132,799
Purchases of GNMA guaranteed mortgages	66,591	76,678	18,225
Purchases of previously transferred financial assets (c)(d)	267,091	458,337	302,043
Other cash flows received on retained interests	7,894	10,783	63,994

(a)	Includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.

(b)	Includes servicing fees on MSR associated with loan sales and purchased MSR.

(c)

Includes repurchases of both delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.

(d)	2011 and 2010 includes $33 million and $175 million, respectively, of cash paid related to clean-up calls exercised by FHN.

The principal amount of loans transferred through loan sales and securitizations and other loans managed with them, the principal amount of delinquent loans, and the net credit losses during 2011 and 2010 are as follows:

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2011		Year Ended December 31, 2011
Type of loan:
Real estate residential	$18,128,275	$797,636	$536,418

Total loans managed or transferred (c)	$18,128,275	$797,636	$536,418

Loans sold	(11,087,955)
Loans held for sale	(320,581)

Loans held in portfolio	$6,719,739

(a)	Loans 90 days or more past due include $42.2 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $8.0 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2010		Year Ended December 31, 2010
Type of loan:
Real estate residential	$22,373,312	$1,076,908	$570,682

Total loans managed or transferred (c)	$22,373,312	$1,076,908	$570,682

Loans sold	(14,578,430)
Loans held for sale	(332,913)

Loans held in portfolio	$7,461,969

(a)	Loans 90 days or more past due include $39.9 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $10.9 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.